Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	$ 109,202
Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	18,511
Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	41,945
Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	48,746
2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	37,129
2020 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	1,087
2020 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	15,510
2020 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	20,532
2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	34,922
2021 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	1,242
2021 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	21,628
2021 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	12,052
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	10,396
2022 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	1,032
2022 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	4,807
2022 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	4,557
2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	4,435
2023 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	1,000
2023 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2023 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,435
2024 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,704
2024 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	1,001
2024 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2024 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	2,703
Thereafter [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	18,616
Thereafter [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	13,149
Thereafter [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
Thereafter [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	$ 5,467